ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2019
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
NOTE 2. ACCOU
N
TING POLICIES, CHANGES IN ACCOUNTING ESTIMATES
Changes to accounting policies

Arauco has decided to apply IFRS 16 Leases, in accordance with the transition options of this standard, retroactively with the accumulated effect of the initial application, recognized on January 1, 2019, without re-expressing its comparative financial statements as of December 31, 2018.

Arauco has adopted IFRS 16, recognizing liabilities in connection with leases that had been previously classified as operating leases under IAS 17 – Leases.

The lease liabilities under IFRS 16 were measured at the present value of the remaining payments for leases, discounted using the average incremental rate of 4.82%, applied as of January 1, 2019.

The assets by right of use were measured by an amount equivalent to the lease liability, adjusted by the amount of any lease payment that was prepaid or accumulated, in connection with the lease recognized in the balance sheet as of December 31, 2018.

As a consequence of the adoption of IFRS 16, Properties, Plants and Equipment increased by ThU.S.$252,085 and Other Financial Liabilities by ThU.S.$249,317 on January 1, 2019. The following table shows a reconciliation between both amounts.

January 1, 2019 ThU.S.$
Right of use assets	252,085
Advances granted	(4,308)
Sublease	1,540
Lease liabilities	249,317

Advances granted are presented net in the line of other financial liabilities.
Sublease has a net impact on Ac
c
umulated earnings on January 1, 2019 of ThU.S.$ 107.

Upon applying IFRS 16, Arauco chose not to apply the requirements for recognizing a liability and an asset for right of use for the leases which term expires within the 12 months following January 1, 2019 and for those where the underlying asset had insignificant value.

The payments related to those leases are recognized on a straight-line basis as an expense in the consolidated statement of profit or loss.

IFRS 9 - Financial Instruments.

IFRS 9 came into force on January 1, 2018, replacing IAS 39, and its application has not given rise to significant impact on
Arauco
’s Consolidated Financial Statements. The Company carried out a detailed assessment of the three aspects of the standard and its impact on the consolidated financial statements, which can be summarized as follows:

i) Classification and measurement: as required by IFRS 9,
Arauco
changed its classification method for financial assets based on two concepts: the characteristics of the financial assets’ contractual cash flows and of
Arauco
’s business model, the purpose of which is achieved through the collection of contractual cash flows and the sale of financial assets. Under this new method the four classification categories of IFRS 39 were replaced with the following:

- Amortized cost, where the financial assets are kept in a business model the purpose of which is the generation of contractual cash flows;
- Fair value through other comprehensive income, where the financial assets are kept in a business model the purpose of which is achieved by generating contractual cash flows and selling financial assets;
- Fair value through profit or loss, a residual category which comprises financial instruments that are not kept under any of the business models referenced above, including those kept for negotiation and those designated at fair value in their initial recognition.

With regard to the measurement of financial liabilities, IFRS 9 retains to a great extent the prior accounting treatment of IAS 39, with limited amendments, under which the majority of these liabilities are measured at amortized cost, thereby enabling the designation of a financial liability at fair value with changes in results, provided that certain criteria are met. However, the standard introduced new provisions for liabilities designated at fair value through profit or loss, by virtue of which under certain circumstances the changes in the fair value related to the variation of the “own credit risk” are recognized in other comprehensive income.

Management reviewed and assessed
Arauco
’s financial assets as of January 1, 2018, based on the hitherto prevailing events and circumstances, and concluded that the new classification requirements do not have an impact on the accounting of its financial assets. The loans and the accounts receivable are maintained in order to obtain the contractual cash flows that only represent the payment of principal and interest; therefore, the criteria for them to be measured at amortized cost under IFRS 9, are fulfilled. Regarding the impairment of the financial assets, IFRS 9 requires an expected credit losses model, as opposed to the incurred loss model set forth by IAS 39. This means that, under IFRS 9, impairments are recorded, generally, earlier compared with the previous model. The new impairment model is applied to the financial assets measured at amortized cost or measured at their fair value through other comprehensive income, except for investments in equity instruments. Impairment provisions are measured based on:
-	The expected credit losses for the upcoming 12 months; or
-
The expected credit losses during the entire lifespan of the asset, if on the date of submission of the Consolidated Financial Statements, a significant increase in the credit risk of a financial instrument were to occur, as from the initial recognition thereof.

IFRS 9 also establishes a simplified approach to measure the correction of values for losses at a sum equal to the expected credit loss during the lifespan of the asset for commercial accounts receivable, contractual assets, or accounts receivable for leases.
Arauco
chose to apply this policy for the aforementioned financial assets.

ii) Hedging accounting: IFRS 9 also introduced a new model for hedging accounting, with the purpose of aligning accounting more closely with the risk management activities of the companies and of establishing an approach that would be more principle-based. The new approach allows for an improved reflection of the risk management activities in the financial statements, allowing for more elements to be eligible as hedged elements: risk component of non-financial items, net positions and aggregate exposures (in other words, a combination of a non-derivative exposure and a derivative). The most significant changes regarding the hedging instruments, when compared with the hedging accounting method employed under IAS 39, pertains to the possibility of deferring the temporary value of an option, the forward points of forward contracts, and the difference of the monetary base in other comprehensive income, until the time when the hedged element has an impact on results. IFRS eliminated the quantitative requirement from the effectiveness tests envisaged under IAS 39, whereby the results had to be within the 80%-125% range, thus allowing for the evaluation of the efficacy to be aligned with the management of the risk through the demonstration of the existence of an economic ratio between the hedging instrument and the hedged item, while also allowing the possibility of rebalancing the hedging ratio if the risk management objective remains unaltered. Nevertheless, retrospective inefficacy must still be valuated and recognized.
Arauco
applied the new requirements of IFRS 9 as of the date of the adoption of the same, as of January 1, 2018.

The application of IFRS has had the following initial impacts as of January 1, 2018, in
Arauco
’s Consolidated Financial Statements:

Hedging assets net
ThU.S.$
Closing balance at December 31, 2017 - calculated under IAS 39	52,057
Amounts restated through reserves	(2,627)
Opening balance at January 1, 2018 - under IFRS 9	49,430

Loss allowance for trade receivables
ThU.S.$
Closing loss allowance at December 31, 2017 - calculated under IAS 39	(17,785)
Amounts restated through retained earnings	(2,875)
Closing loss allowance at January 1, 2018 - under IFRS 9	(20,660)

IFRS 9 adjustments net of deferred taxes
ThU.S.$
Amounts restated through reserves	(2,627)
Amounts restated through retained earnings	(2,875)
Deferred taxes	1,627
Increase (decrease) due to changes to accounting policies	(3,875)

IFRS 15 – Revenue from Contracts with Customers.

As from January 1, 2018,
Arauco
has decided to apply IFRS 15 using the modified retrospective method, recognizing the accumulated effect of the initial application as an adjustment to the opening balance of the retained earnings of year 2018. However, no significant effects impacting
Arauco
’s Consolidated Financial Statements were identified and there were no adjustment to the opening balance of retained earnings.

This standard requires more detailed disclosures than those required under the previous current standards, with the purpose of supplying more complete information regarding the nature, amounts, schedule and certainty of the income and cash flows derived from the contracts with clients.

In addition to the submission of more extensive disclosures regarding
Arauco
’s income transactions, the application of IFRS 15 has not had any impact upon
Arauco
’s financial position or financial performance. During 2017, the
Arauco
Group carried out an implementation project, in order to identify and measure the potential impacts of applying IFRS 15 to its consolidated financial statements. This project identified all of the income flows from
Arauco
’s ordinary activities, the knowledge of the business’s traditional practices, a thorough evaluation of each type of contract with clients, and the determination of the registration methodology for this income under the current rules. A special evaluation was carried out regarding the contracts that contain key aspects of IFRS 15 and certain features that are of particular interest for
Arauco
, such as: identification of contractual obligations, contracts with multiple obligations and moment of the recognition, contracts with a variable consideration, significant financing components, principal versus agent analysis, existence of warranties for type of service, and capitalization of the costs of obtaining and performing a contract. As mentioned in this Note 1,
Arauco
’s main activity is the production and sale of products related to the forestry and timber industry. Considering the nature of the goods and services that are being offered as well as the aforementioned characteristics of the income flows,
Arauco
did not identify impacts over the consolidated financial statements at the moment of initially applying IFRS 15, that is, as of January 1, 2018. The type of revenue and acknowledgments are described in Notes 9 and 24.

Changes to accounting estimates

As of December 31, 2019, there have been no changes regarding the accounting estimates with respect to the 2018 and 2017
financial year
s
.